Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Reserve for Life-Contingent Contract Benefits

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2012	2011
Traditional life insurance	$1,519,650	$1,425,848
Immediate fixed annuities	677,986	671,275
Accident and health insurance	1,217,648	1,092,791
Other	9,395	9,576

Total reserve for life-contingent contract benefits	$3,424,679	$3,199,490

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Immediate fixed annuities	1983 individual annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 1.3% to 8.8%	Present value of expected future benefits based on historical experience

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

Schedule of Contractholder Funds

As of December 31, contractholder funds consist of the following:

($ in thousands)	2012	2011
Interest-sensitive life insurance	$4,814,410	$4,556,892
Investment contracts:
Fixed annuities	9,201,641	10,709,817
Other investment contracts	239,793	222,915

Total contractholder funds	$14,255,844	$15,489,624

Schedule of Contract Provisions Related to Contractholder Funds

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 8.8% for immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 5.9% for all other products	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals.

Other investment contracts:

Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities

	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

Schedule of Contractholder Funds Activity

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2012	2011
Balance, beginning of year	$15,489,624	$17,247,071
Deposits	1,070,374	1,007,316
Interest credited	406,805	576,331
Benefits	(473,329)	(459,991)
Surrenders and partial withdrawals	(1,703,966)	(2,412,295)
Contract charges	(558,519)	(513,068)
Net transfers from separate accounts	16,463	18,935
Other adjustments	8,392	25,325

Balance, end of year	$14,255,844	$15,489,624

Summary of Variable Annuity Contracts with Guarantees

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

	December 31,
($ in millions)	2012	2011
In the event of death
Separate account value	$926.1	$1,032.7
Net amount at risk (1)	$101.6	$149.5
Average attained age of contractholders	59 years	58 years

At annuitization (includes income benefit guarantees)
Separate account value	$168.1	$184.9
Net amount at risk (2)	$29.6	$45.1
Weighted average waiting period until annuitization options available	1 year	2 years

For cumulative periodic withdrawals
Separate account value	$24.8	$27.5
Net amount at risk (3)	$0.2	$0.4

Accumulation at specified dates
Separate account value	$172.0	$198.1
Net amount at risk (4)	$13.7	$21.5
Weighted average waiting period until guarantee date	7 years	8 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.